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                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

             STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY
           WITH RESPECT TO PURCHASES OF ITS OWN SECURITIES PURSUANT
                TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

               REPORT FOR CALENDAR MONTH ENDING:  April 30, 2001

                Name of Registrant: The SMALLCap Fund, Inc./TM/
                                    By: Fran Pollack-Matz, Secretary

                                                                              Approximate Asset
                                                                             Value or approximate
                                           Number of                          asset coverage per
Date of each    Identification               Shares         Price per          share at time of       Name of Seller or
 Transaction     of Security               Purchased          Share                purchase           of Seller's Broker
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
     04/02/01   Common Stock                 5,000           10.730                  11.925           Weeden & Co. LP
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     04/02/01   Common Stock                 2,000           10.705                  11.925           Weeden & Co. LP
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     04/06/01   Common Stock                 2,500           10.410                  11.661           Weeden & Co. LP
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     04/06/01   Common Stock                 5,000           10.410                  11.661           Weeden & Co. LP
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     04/10/01   Common Stock                 2,000           10.490                  11.668           Weeden & Co. LP
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     04/11/01   Common Stock                 3,200           10.775                  11.982           Weeden & Co. LP
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     04/12/01   Common Stock                 1,700           10.682                  11.896           Weeden & Co. LP
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     04/16/01   Common Stock                 3,500           10.729                  12.068           Weeden & Co. LP
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     04/16/01   Common Stock                15,000           10.750                  12.068           Weeden & Co. LP
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     04/20/01   Common Stock                 3,500           11.140                  12.499           Weeden & Co. LP
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     04/23/01   Common Stock                 3,400           11.000                  12.450           Weeden & Co. LP
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     04/24/01   Common Stock                 3,400           10.950                  12.282           Weeden & Co. LP
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     04/25/01   Common Stock                 3,400           11.000                  12.337           Weeden & Co. LP
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     04/26/01   Common Stock                 1,600           11.326                  12.633           Weeden & Co. LP
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     04/27/01   Common Stock                 3,400           11.512                  12.833           Weeden & Co. LP
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